Segment information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Segment information

19.	Segment information

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During 2011 and 2010, the Company was organized into three main business segments: (1) Exclusive franchise stores, (2) Non-exclusive franchise stores, and (3) Company owned stores. The following table presents a summary of operating information and certain year-end balance sheet information as of December 31, 2011 and 2010, respectively.

	December 31
	2011	2010
Revenues from unaffiliated customers:
Exclusive franchise stores	$47,221,802 -	$41,106,879
Non-exclusive stores	47,172,272	48,576,322
Company owned stores	9,821,329	24,488,245
Consolidated	$104,215,403	$114,171,446
Gross Profit:
Exclusive franchise stores	$6,865,503	$7,924,374
Non-exclusive stores	7,121,130	11,522,367
Company owned stores	1,705,341	9,131,625
Consolidated	$15,691,974	28,578,366

Identifiable assets:
Exclusive franchise stores	$-	$-
Non-exclusive stores	-	-
Company owned stores	-	-
Corporate	58,295,145	37,749,874
Consolidated	$58,295,145	$37,749,874
Depreciation and amortization:
Exclusive franchise stores	$-	$-
Non-exclusive stores	-	-
Company owned stores	-	-
Corporate	1,173,368	10,409
Consolidated	$100,766	$199,679
Capital expenditures:
Exclusive franchise stores	$-	$--
Non-exclusive stores	-	-
Company owned stores	-	-
Corporate	7,056,124	20,921,688
Consolidated	$7,056,124	$20,921,688